Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 13, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Mar. 07, 2017	Oct. 31, 2016	Oct. 31, 2015
C000089840
Account Value [Line Items]
Account Value	$ 14,487	$ 13,433	$ 11,764	$ 11,033	$ 12,889	$ 11,863		$ 11,971	$ 11,120	$ 11,349		$ 10,575	$ 9,630
C000089841
Account Value [Line Items]
Account Value	13,951	13,033	11,509	10,870	12,800	11,882		12,068	11,301	11,619		10,903	10,000
C000178390
Account Value [Line Items]
Account Value	15,486	14,307	12,492	11,681	13,613	12,500		12,573	11,635	11,850		11,005	10,000
C000089843
Account Value [Line Items]
Account Value	15,418	14,269	12,466	11,662	13,594	12,489		12,555	11,637	11,846		11,005	10,000
C000089839
Account Value [Line Items]
Account Value	15,531	14,362	12,540	11,709	13,642	12,523		12,593	11,651	11,875		11,013	10,000
C000192625
Account Value [Line Items]
Account Value	10,356	9,842	8,803	9,125	10,596	10,577	$ 10,000
C000192624
Account Value [Line Items]
Account Value	10,328	9,817	8,803	9,125	10,596	10,577	10,000
C000192626
Account Value [Line Items]
Account Value	10,365	9,846	8,803	9,125	10,596	10,577	10,000
C000066911
Account Value [Line Items]
Account Value	11,168	10,548	9,610	9,691	11,677	11,639		10,991	9,826	10,139		10,078	9,625
C000066912
Account Value [Line Items]
Account Value	10,771	10,254	9,410	9,554	11,610	11,647		11,090	9,985	10,381		10,401	10,000
C000178355
Account Value [Line Items]
Account Value	12,024	11,308	10,261	10,308	12,388	12,297		11,562	10,303	10,600		10,504	10,000
C000166202
Account Value [Line Items]
Account Value	12,060	11,343	10,289	10,336	12,414	12,322		11,596	10,328	10,628		10,526	10,000
C000066913
Account Value [Line Items]
Account Value	11,941	11,242	10,212	10,274	12,344	12,265		11,555	10,299	10,587		10,504	10,000
C000004307
Account Value [Line Items]
Account Value	12,090	11,367	10,318	10,364	12,434	12,339		11,607	10,333	10,632		10,518	10,000
C000089691
Account Value [Line Items]
Account Value	11,109	10,488	9,531	9,604	11,594	11,556		10,874	9,769	10,072		10,053	9,623
C000053055
Account Value [Line Items]
Account Value	10,707	10,186	9,330	9,472	11,520	11,567		10,964	9,927	10,305		10,368	10,000
C000178345
Account Value [Line Items]
Account Value	11,976	11,263	10,197	10,235	12,308	12,220		11,453	10,251	10,524		10,468	10,000
C000166200
Account Value [Line Items]
Account Value	12,039	11,323	10,247	10,283	12,360	12,268		11,492	10,283	10,553		10,493	10,000
C000053056
Account Value [Line Items]
Account Value	11,870	11,174	10,126	10,180	12,250	12,175		11,422	10,234	10,517		10,468	10,000
C000004301
Account Value [Line Items]
Account Value	12,068	11,345	10,263	10,302	12,378	12,283		11,502	10,292	10,560		10,493	10,000
C000043470
Account Value [Line Items]
Account Value	11,769	11,162	10,434	10,113	10,842	10,847		10,431	9,951	9,906		9,840	9,627
C000004337
Account Value [Line Items]
Account Value	11,339	10,840	10,207	9,966	10,768	10,848		10,517	10,104	10,138		10,144	10,000
C000178370
Account Value [Line Items]
Account Value	12,594	11,917	11,104	10,723	11,468	11,433		10,968	10,432	10,351		10,247	10,000
C000166204
Account Value [Line Items]
Account Value	12,596	11,913	11,101	10,726	11,465	11,436		10,971	10,430	10,355		10,249	10,000
C000004336
Account Value [Line Items]
Account Value	12,538	11,863	11,058	10,689	11,436	11,406		10,948	10,418	10,342		10,247	10,000
C000066918
Account Value [Line Items]
Account Value	12,632	11,944	11,126	10,748	11,487	11,449		10,980	10,436	10,358		10,254	10,000
C000155368
Account Value [Line Items]
Account Value	13,325	13,031	11,281	11,004	13,231	12,200		12,144	11,036	10,664		10,455	9,629
C000155369
Account Value [Line Items]
Account Value	12,843	12,654	11,030	10,838	13,146	12,218		12,244	11,215	10,918		10,779	10,000
C000178433
Account Value [Line Items]
Account Value	14,307	13,943	12,030	11,694	14,020	12,885		12,771	11,576	11,137		10,895	10,000
C000155371
Account Value [Line Items]
Account Value	14,215	13,863	11,957	11,631	13,967	12,837		12,736	11,555	11,140		10,895	10,000
C000089692
Account Value [Line Items]
Account Value	11,825	11,403	10,521	10,211	11,435	11,078		10,854	10,045	10,071		9,948	9,623
C000004331
Account Value [Line Items]
Account Value	11,448	11,120	10,331	10,101	11,386	11,115		10,967	10,221	10,316		10,267	10,000
C000178365
Account Value [Line Items]
Account Value	12,761	12,257	11,267	10,893	12,150	11,724		11,446	10,554	10,536		10,368	10,000
C000004330
Account Value [Line Items]
Account Value	12,653	12,165	11,188	10,832	12,089	11,682		11,412	10,532	10,524		10,368	10,000
C000089834
Account Value [Line Items]
Account Value	18,855	16,441	12,908	13,219	14,056	11,199		12,802	10,624	11,434		9,935	9,423
C000089835
Account Value [Line Items]
Account Value	18,585	16,327	12,899	13,318	14,271	11,449		13,197	11,030	11,954		10,465	10,000
C000178385
Account Value [Line Items]
Account Value	20,690	17,971	14,068	14,336	15,203	12,075		13,749	11,380	12,206		10,569	10,000
C000089837
Account Value [Line Items]
Account Value	20,527	17,855	13,983	14,280	15,158	12,046		13,736	11,364	12,200		10,569	10,000
C000089838
Account Value [Line Items]
Account Value	20,878	18,127	14,174	14,451	15,308	12,143		13,825	11,427	12,244		10,587	10,000
C000043465
Account Value [Line Items]
Account Value	12,417	12,258	9,582	10,011	13,687	9,806		12,103	10,127	10,041		9,464	9,424
C000004270
Account Value [Line Items]
Account Value	12,219	12,156	9,576	10,076	13,883	10,020		12,466	10,506	10,496		9,969	10,000
C000178325
Account Value [Line Items]
Account Value	13,619	13,402	10,438	10,866	14,808	10,572		13,005	10,842	10,713		10,068	10,000
C000166197
Account Value [Line Items]
Account Value	13,745	13,512	10,522	10,942	14,899	10,630		13,067	10,886	10,747		10,089	10,000
C000004269
Account Value [Line Items]
Account Value	13,505	13,303	10,375	10,808	14,739	10,536		12,972	10,825	10,705		10,068	10,000
C000066901
Account Value [Line Items]
Account Value	13,772	13,539	10,539	10,958	14,918	10,640		13,077	10,890	10,748		10,088	10,000
C000152724
Account Value [Line Items]
Account Value	14,516	13,250	11,123	10,562	12,976	10,866		11,324	10,676	10,858		9,905	9,426
C000152725
Account Value [Line Items]
Account Value	14,282	13,130	11,113	10,624	13,161	11,098		11,660	11,063	11,345		10,434	10,000
C000178428
Account Value [Line Items]
Account Value	15,939	14,489	12,131	11,467	14,042	11,721		12,177	11,425	11,587		10,543	10,000
C000152727
Account Value [Line Items]
Account Value	15,796	14,388	12,044	11,409	13,986	11,681		12,146	11,411	11,586		10,543	10,000
C000152728
Account Value [Line Items]
Account Value	16,104	14,628	12,226	11,561	14,137	11,786		12,235	11,474	11,626		10,551	10,000
C000174738
Account Value [Line Items]
Account Value	14,076	12,302	10,076	9,339	11,491	9,654		10,147	9,691	9,983	$ 9,425
C000174739
Account Value [Line Items]
Account Value	14,017	12,351	10,196	9,531	11,799	9,990		10,586	10,195	10,582	10,000
C000178443
Account Value [Line Items]
Account Value	15,366	13,393	10,921	10,091	12,363	10,357		10,839	10,326	10,605	10,000
C000174742
Account Value [Line Items]
Account Value	15,233	13,287	10,853	10,037	12,309	10,324		10,813	10,303	10,593	10,000
C000174743
Account Value [Line Items]
Account Value	15,483	13,472	10,990	10,146	12,416	10,392		10,866	10,333	10,605	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370		11,674	10,484	10,692		10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370		11,674	10,484	10,692		10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370		11,674	10,484	10,692		10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370		11,674	10,484	10,692		10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370		11,674	10,484	10,692		10,507	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,567	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,567	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,567	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579	10,634		10,406	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567	12,423		10,118	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315	10,531		10,437	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	32,744	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	32,744	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	32,744	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	32,744	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	32,744	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	16,194	14,973	13,111	12,286	14,052	13,228		12,918	11,817	12,014		11,105	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	16,194	14,973	13,111	12,286	14,052	13,228		12,918	11,817	12,014		11,105	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	16,194	14,973	13,111	12,286	14,052	13,228		12,918	11,817	12,014		11,105	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	16,194	14,973	13,111	12,286	14,052	13,228		12,918	11,817	12,014		11,105	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	16,194	14,973	13,111	12,286	14,052	13,228		12,918	11,817	12,014		11,105	10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,695	10,145	9,075	9,154	10,417	10,504	10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,695	10,145	9,075	9,154	10,417	10,504	10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,695	10,145	9,075	9,154	10,417	10,504	$ 10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,879	11,330	10,712	10,406	10,915	10,940		10,602	10,141	10,116		10,091	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	14,267	13,807	12,079	11,677	13,686	12,743		12,461	11,251	10,964		10,678	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	14,267	13,807	12,079	11,677	13,686	12,743		12,461	11,251	10,964		10,678	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	14,267	13,807	12,079	11,677	13,686	12,743		12,461	11,251	10,964		10,678	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	14,267	13,807	12,079	11,677	13,686	12,743		12,461	11,251	10,964		10,678	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,542	11,964	11,126	10,858	11,924	11,716		11,302	10,454	10,510		10,310	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,542	11,964	11,126	10,858	11,924	11,716		11,302	10,454	10,510		10,310	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,542	11,964	11,126	10,858	11,924	11,716		11,302	10,454	10,510		10,310	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,542	11,964	11,126	10,858	11,924	11,716		11,302	10,454	10,510		10,310	10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	20,485	17,511	13,264	13,567	14,346	11,213		13,476	11,235	12,273		10,534	10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	20,485	17,511	13,264	13,567	14,346	11,213		13,476	11,235	12,273		10,534	10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	20,485	17,511	13,264	13,567	14,346	11,213		13,476	11,235	12,273		10,534	10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	20,485	17,511	13,264	13,567	14,346	11,213		13,476	11,235	12,273		10,534	10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	20,485	17,511	13,264	13,567	14,346	11,213		13,476	11,235	12,273		10,534	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,465	13,020	10,135	10,785	14,371	10,112		13,120	10,908	10,875		10,248	10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	16,397	15,014	12,726	12,247	14,403	12,664		12,912	11,434	11,572		10,615	10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	16,397	15,014	12,726	12,247	14,403	12,664		12,912	11,434	11,572		10,615	10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	16,397	15,014	12,726	12,247	14,403	12,664		12,912	11,434	11,572		10,615	10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	16,397	15,014	12,726	12,247	14,403	12,664		12,912	11,434	11,572		10,615	10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	16,397	15,014	12,726	12,247	14,403	12,664		12,912	11,434	11,572		$ 10,615	$ 10,000
Multi-Asset Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	19,744	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
Multi-Asset Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	19,744	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
Multi-Asset Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	19,744	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
Multi-Asset Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	19,744	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
Multi-Asset Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	$ 19,744	$ 17,111	$ 13,718	$ 12,790	$ 15,594	$ 12,637		$ 12,197	$ 10,850	$ 10,905	$ 10,000